--------------------------------------------------------------------------------

                                                     UAM Funds
                                                     Semi Annual Report

     --------------------------
      TJ Core Equity Portfolio
     --------------------------
                        October 31, 1998



                                                     UAM

--------------------------------------------------------------------------------

UAM FUNDS                                              TJ CORE EQUITY PORTFOLIO
                                            OCTOBER 31, 1998
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter........................................................   1

Portfolio of Investments....................................................   3

Statement of Assets and Liabilities.........................................   7

Statement of Operations.....................................................   8

Statement of Changes in Net Assets..........................................   9

Financial Highlights........................................................  10

Notes to Financial Statements...............................................  11

--------------------------------------------------------------------------------

UAM FUNDS                                              TJ CORE EQUITY PORTFOLIO

-------------------------------------------------------------------------------
Dear Fellow Shareholders:

The equity markets put on a roller coaster performance for the six month pe-riod ended October 31, 1998. The markets had been up about 15% through April. The markets then jumped another 6% through mid-July, about the time when sec-ond quarter earnings expectations were being announced. From mid-July through September the markets retraced the whole year's increase. After the Federal Reserve surprised the world with a second federal funds rate cut in October, the market rallied back into positive territory to a 15% gain through October. This volatility tested investors' optimism. Unlike most corrections (down 10%), individuals didn't rapidly come into the market. This time panic took over and investors promptly took the market lower. The catalyst that rallied the market was the quick reaction of the Federal Reserve to provide liquidity to the financial system.

The height of the market valuation and the speed of investor's reactions makes this equity market so choppy. At a market multiple of 20x and very little in the way of earnings growth due to the slowing of foreign economies, the only fuel for the market is monetary easing. As has been written in the past, the portfolio has been structured defensively to do better in a choppier environ-ment than one in which there is only clear sailing. As a result, the Fund's more defensive portfolio outperformed the broader market indices for the six months ended October 31, 1998. The Fund was up 4.6% versus the S&P 500 down 0.4%. For the quarter ended October 31, 1998 the TJ Core Equity Fund outperformed the index with a return of 2.9% versus a decline in the S&P 500 of 1.6%.

Due to the volatile nature of the markets, there were many opportunities to take profits, add to existing holdings and initiate new positions. In addition three companies that are owned were in the process of being acquired. AMP is being pursued by Allied Signal. General Signal was acquired by SPX Corpora-tion. Amoco was in the process of being acquired by British Petroleum. We sold outright: American Express, Anheuser Busch, Associates Financial, Ford Motor, Mallinckrodt, McGraw-Hill, Wal-Mart, and United Healthcare. New positions were initiated in: Computer Associates, Equity Residential Properties Trust, Intel, MCN Energy, Pepsico and Xerox. The weightings in more established positions were increased in the following: Dun and Bradstreet, Limited, Schlumberger, Tricon Global and Union Camp.

The recent volatility in stock prices is expected to continue as momentum in-vestors jump from one market segment to another in search of the level of per-formance enjoyed in recent years. In our view, returns similar to the recent years outstanding

UAM FUNDS                                              TJ CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------
gains are not likely, as the economic outlook becomes more uncertain and earn-ings advances become more difficult to maintain. As a result, the adviser will continue to emphasize the defensive posture of the TJ Core Equity Fund and will use instances of increasing volatility as opportunities to accumulate un-dervalued companies with favorable long term prospects.

TOM JOHNSON INVESTMENT MANAGEMENT, INC.

The investment results presented in the Adviser's letter represent past per-formance and should not be construed as a guarantee of future results. If the Adviser did not have temporary fee waivers and did not assume expenses on be-half of the Portfolio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                      DEFINITION OF THE COMPARATIVE INDEX
                      -----------------------------------
The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 financial, 40 utilities and 20 transportation stocks.

Please note that one cannot invest in an unmanaged index.

UAM FUNDS                                TJ CORE EQUITY PORTFOLIO
                                                    OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS
 COMMON STOCKS - 91.0%

                                                              SHARES   VALUE+
                                                              ------ -----------
 AEROSPACE & DEFENSE - 2.7%
  Raytheon Co., Class A......................................   500  $    28,000
  Raytheon Co., Class B...................................... 4,600      267,087
                                                                     -----------
                                                                         295,087
                                                                     -----------
 BANKS - 5.0%
  BankAmerica Corp........................................... 5,000      287,188
  First Union Corp........................................... 4,500      261,000
                                                                     -----------
                                                                         548,188
                                                                     -----------
 BEVERAGES, FOOD & TOBACCO - 7.1%
  Heinz (H.J.) Co............................................ 4,200      244,125
  PepsiCo, Inc............................................... 3,100      104,625
  Philip Morris Cos., Inc.................................... 2,300      117,588
  Sara Lee Corp.............................................. 5,400      322,312
                                                                     -----------
                                                                         788,650
                                                                     -----------
 BROADCASTING & PUBLISHING - 2.2%
  Gannett Co................................................. 4,000      247,500
                                                                     -----------
 COMMUNICATIONS - 2.2%
  *MediaOne Group, Inc....................................... 5,700      241,181
                                                                     -----------
 COMPUTERS & OFFICE EQUIPMENT - 3.4%
  Computer Associates International, Inc. ................... 3,800      149,625
  Intel Corp................................................. 1,400      124,862
  Xerox Corp................................................. 1,000       96,875
                                                                     -----------
                                                                         371,362
                                                                     -----------
 CONGLOMERATES - 1.9%
  Textron, Inc............................................... 2,800      208,250
                                                                     -----------
 ELECTRICAL EQUIPMENT - 4.5%
  AMP, Inc................................................... 4,797      196,977
  General Electric Co........................................ 3,400      297,500
                                                                     -----------
                                                                         494,477
                                                                     -----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                  TJ CORE EQUITY PORTFOLIO
                                           OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED

                                                              SHARES   VALUE+
                                                              ------ -----------
 ENERGY - 7.3%
  Amoco Corp. ............................................... 4,700  $   263,787
  Coastal Corp. ............................................. 6,300      222,075
  MCN Energy Group, Inc. .................................... 5,000       96,563
  Mobil Corp. ............................................... 3,000      227,063
                                                                     -----------
                                                                         809,488
                                                                     -----------
 FINANCIAL SERVICES - 7.8%
  Block (H&R), Inc. ......................................... 5,300      237,506
  Dun & Bradstreet Corp. .................................... 7,800      221,325
  Fannie Mae................................................. 4,500      318,656
  Lehman Brothers Holdings, Inc. ............................ 2,100       79,669
                                                                     -----------
                                                                         857,156
                                                                     -----------
 HOSPITAL - SUPPLIES - 2.3%
  Johnson & Johnson.......................................... 3,100      252,650
                                                                     -----------
 INSURANCE - 2.8%
  Hartford Financial Services Group, Inc. ................... 5,800      308,125
                                                                     -----------
 LODGING & RESTAURANTS - 5.3%
  McDonald's Corp. .......................................... 4,700      314,313
  *Tricon Global Restaurants, Inc. .......................... 6,200      269,700
                                                                     -----------
                                                                         584,013
                                                                     -----------
 MACHINERY & CONSTRUCTION - 1.5%
  Foster Wheeler Corp. ...................................... 4,700       74,612
  *SPX Corp. ................................................ 1,672       91,019
                                                                     -----------
                                                                         165,631
                                                                     -----------
 MANUFACTURING - 5.5%
  ITT Industries, Inc. ...................................... 6,600      235,950
  Tyco International Ltd. ................................... 6,000      371,625
                                                                     -----------
                                                                         607,575
                                                                     -----------
 METALS - 0.7%
  USX-U.S. Steel Group, Inc. ................................ 3,300       76,725
                                                                     -----------
 MISCELLANEOUS CONSUMER SERVICES - 1.5%
  Jostens, Inc. ............................................. 7,300      164,706
                                                                     -----------
 OIL SERVICES - 2.0%
  Schlumberger Ltd. ......................................... 4,300      225,750
                                                                     -----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           TJ CORE EQUITY PORTFOLIO
                                                    OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED

                                                              SHARES   VALUE+
                                                              ------ -----------
 PAPER & PACKAGING - 1.9%
  Union Camp Corp............................................  5,000 $   215,000
                                                                     -----------
 PHARMACEUTICALS - 6.8%
  Allergan, Inc. ............................................  3,500     218,531
  Bristol-Myers Squibb Co....................................  2,300     254,294
  Merck & Co., Inc. .........................................  2,100     284,025
                                                                     -----------
                                                                         756,850
                                                                     -----------
 REAL ESTATE INVESTMENT TRUSTS - 1.0%
  Equity Residential Properties Trust........................  2,700     113,400
                                                                     -----------
 RETAIL - 2.4%
  Limited, Inc............................................... 10,200     261,375
                                                                     -----------
 TECHNOLOGY - 7.4%
  Avnet, Inc. ...............................................  4,000     199,000
  Compaq Computer Corp. .....................................  8,800     278,300
  International Business Machines Corp.......................  2,300     341,406
                                                                     -----------
                                                                         818,706
                                                                     -----------
 TELECOMMUNICATIONS - 2.2%
  Lucent Technologies, Inc...................................  3,000     240,563
                                                                     -----------
 TRANSPORTATION - 1.9%
  Southwest Airlines Co. ....................................  9,700     205,519
                                                                     -----------
 UTILITIES-COMMUNICATIONS - 1.7%
  AT&T Corp..................................................  3,000     186,750
                                                                     -----------
  TOTAL COMMON STOCKS (Cost $8,419,229).............................  10,044,677
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                          TJ CORE EQUITY PORTFOLIO
                                                   OCTOBER 31, 1998 (UNAUDITED)
-------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT - 8.8%

                                                           FACE
                                                          AMOUNT    VALUE+
                                                         -------- -----------
 REPURCHASE AGREEMENT
  Chase Securities, Inc. 4.90%, dated 10/30/98, due
   11/02/98, to be repurchased at $976,399,
   collateralized by $939,230 of various U.S. Treasury
   Notes, 5.375%-6.875%, due 5/31/99-02/15/04, valued at
   $976,013 (Cost $976,000)............................. $976,000 $   976,000
                                                                  -----------
  TOTAL INVESTMENTS - 99.8% (Cost $9,395,229)....................  11,020,677
                                                                  -----------
  OTHER ASSETS AND LIABILITIES (NET) - 0.2%......................      24,627
                                                                  -----------
  NET ASSETS - 100%.............................................. $11,045,304
                                                                  ===========

  + See Note A to Financial Statements.
  * Non-Income Producing Security.
ADR American Depositary Receipt.
(a) The cost for federal income tax purposes was $9,395,229. At October 31, 1998, net unrealized depreciation for all securities based on tax cost was $1,625,448. This consisted of aggregate gross unrealized appreciation for all securities of $1,886,149 and aggregate gross unrealized depreciation for all securities of $260,701.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           TJ CORE EQUITY PORTFOLIO
                                                    OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES
 ASSETS
 Investments, at Cost............................................. $ 9,395,229
                                                                   ===========
 Investments, at Value............................................ $11,020,677
 Cash.............................................................         924
 Receivable for Portfolio Shares Sold.............................      38,105
 Dividends Receivable.............................................       3,463
 Interest Receivable..............................................         266
 Receivable from Investment Adviser - Note B......................       3,111
 Other Assets.....................................................         242
                                                                   -----------
  Total Assets....................................................  11,066,788
                                                                   -----------
 LIABILITIES
 Payable for Administrative Fees - Note C.........................       9,825
 Payable for Distribution and Service Fees - Note E...............       5,286
 Payable for Trustees' Fees - Note G..............................         627
 Other Liabilities................................................       5,746
                                                                   -----------
  Total Liabilities...............................................      21,484
                                                                   -----------
 NET ASSETS....................................................... $11,045,304
                                                                   ===========
 NET ASSETS CONSIST OF:
 Paid in Capital.................................................. $ 8,062,258
 Undistributed Net Investment Income..............................         945
 Accumulated Net Realized Gain....................................   1,356,653
 Unrealized Appreciation..........................................   1,625,448
                                                                   -----------
 NET ASSETS....................................................... $11,045,304
                                                                   ===========
 Institutional Service Class Shares
  Shares Issued and Outstanding (Unlimited authorization, no par
   value).........................................................     612,308
  NET ASSET VALUE, Offering and Redemption Price Per Share........      $18.04
                                                                   ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           TJ CORE EQUITY PORTFOLIO
                                                    FOR THE SIX MONTHS ENDED
                                                    OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

 STATEMENT OF OPERATIONS
 INVESTMENT INCOME
 Dividends................   $  79,692
 Interest.................      25,805
                             ---------
  TOTAL INCOME............     105,497
                             ---------
 EXPENSES
 Investment Advisory
  Fees - Note B...........      43,660
 Administrative Fees -
   Note C.................      42,891
 Distribution and Service
  Fees - Note E...........      14,556
 Audit Fees...............       6,655
 Registration and Filing
  Fees....................       6,172
 Printing Fees............       5,548
 Account Services Fees -
   Note F.................       4,721
 Custodian Fees - Note D..       1,714
 Trustees' Fees - Note G..       1,272
 Legal Fees...............         706
 Shareholder Servicing
  Fees....................         410
 Other Expenses...........       2,385
 Account Services Fees
  Waived - Note F.........      (4,721)
 Investment Advisory Fees
  Waived - Note B.........     (43,660)
 Expenses Assumed by the
  Adviser - Note B........      (9,453)
                             ---------
  Net Expenses............      72,856
                             ---------
 NET INVESTMENT INCOME....      32,641
                             ---------
 NET REALIZED GAIN ON
  INVESTMENTS.............     976,746
 NET CHANGE IN UNREALIZED
  APPRECIATION/DEPRECIATION
  OF INVESTMENTS..........    (591,835)
                             ---------
 NET GAIN ON INVESTMENTS..     384,911
                             ---------
 NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS..............   $ 417,552
                             =========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               TJ CORE EQUITY PORTFOLIO
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS

                                                      SIX MONTHS
                                                         ENDED        YEAR
                                                      OCTOBER 31,     ENDED
                                                         1998       APRIL 30,
                                                      (UNAUDITED)     1998
                                                      -----------  -----------
 INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
  Net Investment Income.............................  $    32,641  $    62,009
  Net Realized Gain.................................      976,746      512,167
  Net Change in Unrealized
   Appreciation/Depreciation........................     (591,835)   1,815,201
                                                      -----------  -----------
  NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS.......................................      417,552    2,389,377
                                                      -----------  -----------
 DISTRIBUTIONS:
  Net Investment Income.............................      (31,779)     (64,393)
  Net Realized Gain.................................          --      (179,488)
                                                      -----------  -----------
  TOTAL DISTRIBUTIONS...............................      (31,779)    (243,881)
                                                      -----------  -----------
 CAPITAL SHARE TRANSACTIONS: (1)
  Issued............................................    2,490,039    9,086,285
  In Lieu of Cash Distributions.....................       31,779      241,967
  Redeemed..........................................   (3,210,330)  (3,014,063)
                                                      -----------  -----------
  NET INCREASE (DECREASE) FROM CAPITAL SHARE
   TRANSACTIONS.....................................     (688,512)   6,314,189
                                                      -----------  -----------
  TOTAL INCREASE (DECREASE).........................     (302,739)   8,459,685
 NET ASSETS:
  Beginning of Period...............................   11,348,043    2,888,358
                                                      -----------  -----------
  End of Period (including undistributed net
   investment income of $945 and $83,
   respectively)....................................  $11,045,304  $11,348,043
                                                      ===========  ===========
 (1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................      145,090      610,019
  In Lieu of Cash Distributions.....................        1,872       15,730
  Redeemed..........................................     (190,618)    (191,077)
                                                      -----------  -----------
                                                          (43,656)     434,672
                                                      ===========  ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              TJ CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
                                               SELECTED PER SHARE DATA & RATIOS
                                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                   SIX MONTHS
                                      ENDED       YEARS ENDED     SEPTEMBER 28,
                                   OCTOBER 31,     APRIL 30,        1995* TO
                                      1998       ---------------    APRIL 30,
                                   (UNAUDITED)    1998     1997       1996
                                   -----------   -------  ------  -------------
NET ASSET VALUE, BEGINNING OF
 PERIOD..........................    $ 17.30     $ 13.05  $11.05     $10.00
                                     -------     -------  ------     ------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income...........       0.05        0.10    0.12       0.06
 Net Realized and Unrealized Gain
  on Investments.................       0.74        4.55    2.08       1.05
                                     -------     -------  ------     ------
 Total from Investment
  Operations.....................       0.79        4.65    2.20       1.11
                                     -------     -------  ------     ------
DISTRIBUTIONS
 Net Investment Income...........      (0.05)      (0.11)  (0.11)     (0.06)
 Net Realized Gain...............        --        (0.29)  (0.09)       --
                                     -------     -------  ------     ------
 Total Distributions.............      (0.05)      (0.40)  (0.20)     (0.06)
                                     -------     -------  ------     ------
NET ASSET VALUE, END OF PERIOD...    $ 18.04     $ 17.30  $13.05     $11.05
                                     =======     =======  ======     ======
TOTAL RETURN+....................       4.59%***   36.05%  20.14%     11.13%***
                                     =======     =======  ======     ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
 (Thousands).....................    $11,045     $11,348  $2,888     $1,023
Ratio of Expenses to Average Net
 Assets..........................       1.25%**     1.25%   1.26%      1.38%**
Ratio of Net Investment Income to
 Average Net Assets..............       0.56%**     0.74%   1.07%      1.06%**
Portfolio Turnover Rate..........         22%         52%     27%        17%
Ratio of Voluntarily Waived Fees
 and Expenses Assumed by
 Affiliates to Average Net
 Assets..........................       0.99%**     1.52%   5.38%     12.48%**
Ratio of Expenses to Average Net
 Assets Including Expense
 Offsets.........................       1.25%**     1.25%   1.25%      1.25%**

  *Commencement of Operations
 **Annualized
***Not Annualized
  + Total return would have been lower had certain fees not been waived and expenses assumed by Affiliates during the periods indicated.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              TJ CORE EQUITY PORTFOLIO

-------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are reg-istered under the Investment Company Act of 1940, as amended. The TJ Core Eq-uity Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diver-sified, open-end management investment company. At October 31, 1998, the UAM Funds were composed of forty-six active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the TJ Core Equity Portfolio is to provide maximum total return consistent with rea-sonable risk to principal by investing in the common stock of quality compa-nies with lower valuations in sectors of the economy exhibiting strong, or im-proving relative performance.

  A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
    1. SECURITY VALUATION: Investments for which market quotations are read-ily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it ap-proximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value follow-ing procedures approved by the Trustees.
    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue
  Code and to distribute all of its taxable income. Accordingly, no provi-sion for Federal income taxes is required in the financial statements.
    3. REPURCHASE AGREEMENTS: In connection with transactions involving re-purchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued inter-est. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to deter-mine the adequacy of the collateral. In the event of default on the obli-gation to repurchase, the Portfolio

UAM FUNDS                                              TJ CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------
  has the right to liquidate the collateral and apply the proceeds in satis-faction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collat-eral or proceeds may be subject to legal proceedings.
    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash bal-ances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collat-eral requirements as discussed above.
    4. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.
    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These dif-ferences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.
    Permanent book and tax basis differences relating to shareholder distri-butions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.
    Permanent book-tax differences, if any, are not included in ending un-distributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.
    5. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Ex-penses which cannot be directly attributed are apportioned among the port-folios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custo-dian balance credits.

  B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Tom Johnson Investment Management, Inc. (the "Adviser"), a wholly-owned sub-sidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a monthly fee calculated at an annual rate of 0.75% of average daily net assets for the month. Through January 1,

UAM FUNDS                                              TJ CORE EQUITY PORTFOLIO

-------------------------------------------------------------------------------
2000, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrange-ments, from exceeding 1.25% of average daily net assets.


  C. ADMINISTRATIVE SERVICES: UAM Funds Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agree-ment"). The Administrator has entered into a Mutual Funds Service Agreement (the "Mutual Funds Service Agreement") with Chase Global Funds Services Com-pany ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, under which CGFSC provides certain services including, but not limited to, administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services.

  Pursuant to the Agreement, the Portfolio pays the Administrator a two part monthly fee:
  --a Portfolio-specific monthly fee of 0.06% per annum of the average daily net assets of the Portfolio which is retained by the Administrator.
  --a sub-administration fee (the "Sub-Administration Fee") which the Administrator in turn pays to CGFSC on a monthly basis, calculated as 0.19% of the first $200 million of the combined aggregate net assets of the UAM Funds; plus 0.11% of the next $800 million of the combined aggregate net assets of the UAM Funds; plus 0.07% of the next $2 billion of the combined aggregate net assets of the UAM Funds; plus 0.05% of the combined aggregate net assets of the UAM Funds in excess of $3 billion. The Sub-Administration Fee is allocated among the portfolios of the UAM Funds on the basis of their relative net assets and is subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000 over the same period.

  Effective October 23, 1998, the Mutual Funds Service Agreement with CGFSC was revised to exclude dividend disbursing, shareholder servicing and transfer agent services. Pursuant to the revised Mutual Funds Service Agreement, the Sub-Administration Fee paid by the Portfolio to the Administrator and in turn paid to CGFSC is calculated as a base fee per Portfolio of $52,500 annually plus $7,500 annually for each additional class of shares; plus 0.039% of the net assets of the Portfolio. Certain portfolios which commenced operations af-ter October 1,

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UAM FUNDS                                              TJ CORE EQUITY PORTFOLIO

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1997 have a base fee of $39,500 for a period of twelve months, which increases to $52,500 annually once the twelve months have expired.

  For six months ended October 31, 1998, UAM Funds Services, Inc. earned $42,891 from the Portfolio as Administrator of which $38,240 was paid to CGFSC for its services as Sub-Administrator.

  Also, effective October 23, 1998, dividend disbursing and transfer agent services were sub-contracted to DST Systems, Inc. and shareholder servicing has been sub-contracted to UAM Shareholder Service Center, Inc., an affiliate of UAM. The portfolios pay dividend disbursing, transfer agent and shareholder servicing fees to the Administrator who in turn pays them to DST Systems, Inc. and UAM Shareholder Services Center, Inc., as appropriate. For the six months ended October 31, 1998, the Portfolio incurred $133 in shareholder servicing fees with UAM Shareholder Service Center, Inc. This fee is based on the number of classes of shares and shareholder accounts.

  D. CUSTODIAN: The Chase Manhattan Bank is custodian for the Portfolio's as-sets and the assets are held in accordance with the custodian agreement.

  E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Porfolio has adopted Distribution and Service Plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Portfolio may not incur distribution and service fees which exceed an annual rate of 0.75% of the Portfolio's net assets, however, the Board has currently limited aggregate payments under the Plans to 0.50% per annum of the Portfo-lio's net assets. The Portfolio is not currently making payments for distribu-tion fees, however the Portfolio does pay service fees at an annual rate of 0.25% of the average daily value of shares owned by clients of the Service Agents.

  F. ACCOUNT SERVICES: The UAM Funds entered into an Account Services Agree-ment (the "Services Agreement") with UAM Retirement Plan Services, Inc. (the "Service Provider"), a wholly-owned subsidiary of UAM. Under the Services Agreement, the Service Provider agrees to perform certain services for partic-ipants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant record keeping. Pursuant to the Services Agree-ment, the Service Provider is entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which they provide services. The Service Provider has voluntarily agreed to waive its fees in or-der to keep the Portfolio's total annual operating expenses from exceeding 1.25% of average daily net assets.

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UAM FUNDS                                              TJ CORE EQUITY PORTFOLIO

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  G. TRUSTEES' FEES: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the ac-tive portfolios of UAM Funds, plus a quarterly retainer of $150 for each ac-tive portfolio of the UAM Funds.

  H. PURCHASES AND SALES: For the six months ended October 31, 1998, the Port-folio made purchases of $2,340,372 and sales of $3,519,258 of investment secu-rities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

  I. LINE OF CREDIT: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to partici-pate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of Capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the six months ended October 31, 1998, the Portfolio had no borrowings under the agreement.

  J. OTHER: At October 31, 1998, 57% of total shares outstanding were held by 2 record shareholders each owning more than 10% or greater of the aggregate total shares outstanding.

  K. SUBSEQUENT EVENTS: UAM Retirement Plan Services, Inc. will no longer pro-vide services pursuant to the Account Services Agreement, effective at the close of business December 31, 1998.

UAM FUNDS                                               TJ CORE EQUITY PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Norton H. Reamer                        William H. Park
Trustee, President and Chairman         Vice President


John T. Bennett, Jr.                    Michael E. DeFao
Trustee                                 Secretary


Nancy J. Dunn                           Gary L. French
Trustee                                 Treasurer


Philip D. English                       Robert R. Flaherty
Trustee                                 Assistant Treasurer


William A. Humenuk                      Michael J. Leary
Trustee                                 Assistant Treasurer


Peter M. Whitman, Jr.                   Michelle Azrialy
Trustee                                 Assistant Secretary
--------------------------------------------------------------------------------
UAM FUNDS
P.O. Box 419081
Kansas City, MO 64141-6081
(toll free)
1-877-UAM-LINK (826-5465)

INVESTMENT ADVISER
Tom Johnson Investment Management, Inc.
211 North Robinson, Suite 450
Oklahoma City, OK 73102

DISTRIBUTOR
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

                                          This report has been prepared for
                                          shareholders and may be distributed
                                          to others only if preceded or
                                          accompanied by a current prospectus.